Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 13.2	$ 14.6
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	36.1	$ 37.0
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	649.0
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	93.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	353.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	150.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 53.0